Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
The following table has been prepared in accordance with the SEC’s pay versus performance (“PvP”) rules. The PvP rules create a definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures as required by the SEC. In determining CAP for our principal executive officer (our “PEO”) and our named executive officers, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required for the Summary Compensation Table. The CAP data reflected

2024 Highlights	Proxy Summary	Corporate Governance	Executive Compensation	Auditor Matters	PTC Stock Ownership	Annual Meeting Information	Other Governance	Appendix A
in the table below may not reflect amounts actually realized or that will be realized by our named executive officers. A significant portion of the CAP amounts shown relates to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future changes in value based on changes in our stock price.
The Compensation and People Committee does not use CAP as the basis for making compensation decisions. Refer to Compensation Discussion and Analysis above to understand how the Committee makes compensation decisions.
Year	Summary Compensation Table Total for First PEO (Heppelmann)(1)	Summary Compensation Table Total for Second PEO (Barua)(2)	Compensation Actually Paid to First PEO (Heppelmann)(1)	Compensation Actually Paid to Second PEO (Barua)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)(7)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in Millions)(5)	Free Cash Flow (in Millions)(6)
							Total Shareholder Return	Peer Group Total Shareholder Return(4)
2024	$13,452,534	$16,399,903	$18,794,144	$20,100,143	$6,151,234	$7,980,418	$218.40	$222.15	$376.3	$735.6
2023	$15,617,171	N/A	$32,849,065	N/A	$7,940,226	$9,964,001	$171.28	$145.51	$245.5	$587.0
2022	$12,887,115	N/A	$10,443,199	N/A	$3,899,861	$4,250,523	$126.45	$103.12	$313.1	$415.8
2021	$13,048,375	N/A	$43,610,760	N/A	$4,349,703	$6,216,716	$144.81	$128.90	$476.9	$344.1
(1)
Mr. Heppelmann served as our PEO during 2021 and through February 13, 2024 (“First PEO”). Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the First PEO for the years 2024, 2023, 2022 and 2021, respectively, include ($7,976,693), ($13,036,021), ($10,350,834), and ($11,127,621) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for the years 2024, 2023, 2022 and 2021, respectively also include: $0, $13,133,317, $10,347,649 and $14,917,434 for the fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $0, $9,348,375, ($2,517,223) and $25,326,040 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; $9,368,540 for the fair value of stock awards that were granted and vested in the same year for 2024; and $3,949,763, $7,786,223, $76,493 and $1,446,533 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

(2)
Mr. Barua has served as our PEO since February 14, 2024 (“Second PEO”). Amounts deducted from the SCT total to calculate CAP to the Second PEO for 2024 include ($13,968,399) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for 2024 also include: $14,988,992 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $2,083,637 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of the year; and $596,009 for the change in fair value of stock awards that were granted in prior years and vested during the year.

(3)
For 2024, Kristian Talvitie, Michael DiTullio, Catherine Kniker, and Aaron von Staats were the Non-PEO NEOs. For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs. Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2024, 2023, 2022 and 2021, respectively, include ($4,761,836), ($6,724,363), ($2,803,755), and ($3,486,115) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for the years 2024, 2023, 2022 and 2021, respectively also include: $5,109,749, $6,153,271, $2,935,187 and $3,921,434 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $1,138,447, $936,590, $228,247 and $1,478,895 for the average change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; $342,825, $862,031, ($9,017) and $359,468 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; in 2023, $796,247 for the average fair value of stock awards that were granted in and vested during 2023 (related to Neil Barua’s replacement of unvested equity in ServiceMax, Inc. upon our acquisition of ServiceMax in January 2023); and in 2021, ($406,668) for the average fair value of stock awards that were granted in prior years and failed to meet the applicable vesting conditions in 2021 (related to the cancellation of Kathleen Mitford’s outstanding and unvested stock awards upon her resignation from PTC in May 2021).

(4)
The peer group used for the Peer Group Total Shareholder Return was the S&P 500 Information Technology Index.

(5)
As reported in our Consolidated Statements of Operations for the applicable fiscal reporting year, as provided under Part II Item 8 of our Annual Report on Form 10-K.

(6)
We have identified free cash flow as the Company-selected measure to be included in this table, as it represents the most important financial performance measure, not otherwise required to be disclosed in the table, used to link CAP to our executive

2024 Highlights	Proxy Summary	Corporate Governance	Executive Compensation	Auditor Matters	PTC Stock Ownership	Annual Meeting Information	Other Governance	Appendix A
officers to our performance. See Appendix A for the definition of free cash flow, a non-GAAP financial measure, and its reconciliation to the most directly comparable GAAP measure.
(7)
The Average Summary Compensation Table Total for Non-PEO Named Executive Officers in 2023 reflects a change in value from $7,935,291 to $7,940,226 due to an incorrect calculation.

Company Selected Measure Name	free cash flow
Named Executive Officers, Footnote
(1)
Mr. Heppelmann served as our PEO during 2021 and through February 13, 2024 (“First PEO”). Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the First PEO for the years 2024, 2023, 2022 and 2021, respectively, include ($7,976,693), ($13,036,021), ($10,350,834), and ($11,127,621) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for the years 2024, 2023, 2022 and 2021, respectively also include: $0, $13,133,317, $10,347,649 and $14,917,434 for the fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $0, $9,348,375, ($2,517,223) and $25,326,040 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; $9,368,540 for the fair value of stock awards that were granted and vested in the same year for 2024; and $3,949,763, $7,786,223, $76,493 and $1,446,533 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

(2)
Mr. Barua has served as our PEO since February 14, 2024 (“Second PEO”). Amounts deducted from the SCT total to calculate CAP to the Second PEO for 2024 include ($13,968,399) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for 2024 also include: $14,988,992 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $2,083,637 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of the year; and $596,009 for the change in fair value of stock awards that were granted in prior years and vested during the year.

(3)
For 2024, Kristian Talvitie, Michael DiTullio, Catherine Kniker, and Aaron von Staats were the Non-PEO NEOs. For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs. Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2024, 2023, 2022 and 2021, respectively, include ($4,761,836), ($6,724,363), ($2,803,755), and ($3,486,115) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for the years 2024, 2023, 2022 and 2021, respectively also include: $5,109,749, $6,153,271, $2,935,187 and $3,921,434 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $1,138,447, $936,590, $228,247 and $1,478,895 for the average change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; $342,825, $862,031, ($9,017) and $359,468 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; in 2023, $796,247 for the average fair value of stock awards that were granted in and vested during 2023 (related to Neil Barua’s replacement of unvested equity in ServiceMax, Inc. upon our acquisition of ServiceMax in January 2023); and in 2021, ($406,668) for the average fair value of stock awards that were granted in prior years and failed to meet the applicable vesting conditions in 2021 (related to the cancellation of Kathleen Mitford’s outstanding and unvested stock awards upon her resignation from PTC in May 2021).

Peer Group Issuers, Footnote	(4) The peer group used for the Peer Group Total Shareholder Return was the S&P 500 Information Technology Index.
Adjustment To PEO Compensation, Footnote
(1)
Mr. Heppelmann served as our PEO during 2021 and through February 13, 2024 (“First PEO”). Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the First PEO for the years 2024, 2023, 2022 and 2021, respectively, include ($7,976,693), ($13,036,021), ($10,350,834), and ($11,127,621) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for the years 2024, 2023, 2022 and 2021, respectively also include: $0, $13,133,317, $10,347,649 and $14,917,434 for the fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $0, $9,348,375, ($2,517,223) and $25,326,040 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; $9,368,540 for the fair value of stock awards that were granted and vested in the same year for 2024; and $3,949,763, $7,786,223, $76,493 and $1,446,533 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

(2)
Mr. Barua has served as our PEO since February 14, 2024 (“Second PEO”). Amounts deducted from the SCT total to calculate CAP to the Second PEO for 2024 include ($13,968,399) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for 2024 also include: $14,988,992 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $2,083,637 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of the year; and $596,009 for the change in fair value of stock awards that were granted in prior years and vested during the year.

Non-PEO NEO Average Total Compensation Amount	$ 6,151,234	$ 7,940,226	$ 3,899,861	$ 4,349,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,980,418	9,964,001	4,250,523	6,216,716
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2024, Kristian Talvitie, Michael DiTullio, Catherine Kniker, and Aaron von Staats were the Non-PEO NEOs. For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs. Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2024, 2023, 2022 and 2021, respectively, include ($4,761,836), ($6,724,363), ($2,803,755), and ($3,486,115) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for the years 2024, 2023, 2022 and 2021, respectively also include: $5,109,749, $6,153,271, $2,935,187 and $3,921,434 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $1,138,447, $936,590, $228,247 and $1,478,895 for the average change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; $342,825, $862,031, ($9,017) and $359,468 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; in 2023, $796,247 for the average fair value of stock awards that were granted in and vested during 2023 (related to Neil Barua’s replacement of unvested equity in ServiceMax, Inc. upon our acquisition of ServiceMax in January 2023); and in 2021, ($406,668) for the average fair value of stock awards that were granted in prior years and failed to meet the applicable vesting conditions in 2021 (related to the cancellation of Kathleen Mitford’s outstanding and unvested stock awards upon her resignation from PTC in May 2021).

Tabular List, Table
Performance Measures
We consider the list below to be our most important metrics that link compensation paid to our PEO and other Named Executive Officers to our performance, as they are the key metrics that determine the payouts under our annual Corporate Incentive Plan and Performance-Based RSUs.
Free Cash Flow
Adjusted Free Cash Flow
Annual Run Rate (ARR)
Relative TSR

Total Shareholder Return Amount	$ 218.4	171.28	126.45	144.81
Peer Group Total Shareholder Return Amount	222.15	145.51	103.12	128.9
Net Income (Loss)	$ 376,300,000	$ 245,500,000	$ 313,100,000	$ 476,900,000
Company Selected Measure Amount	735.6	587.0	415.8	344.1
Non-PEO NEO Average Total Compensation Amount, Before Error Correction	$ 7,935,291
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
(6)
We have identified free cash flow as the Company-selected measure to be included in this table, as it represents the most important financial performance measure, not otherwise required to be disclosed in the table, used to link CAP to our executive

2024 Highlights	Proxy Summary	Corporate Governance	Executive Compensation	Auditor Matters	PTC Stock Ownership	Annual Meeting Information	Other Governance	Appendix A
officers to our performance. See Appendix A for the definition of free cash flow, a non-GAAP financial measure, and its reconciliation to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Run Rate (ARR)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Heppelmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,452,534	$ 15,617,171	$ 12,887,115	$ 13,048,375
PEO Actually Paid Compensation Amount	$ 18,794,144	$ 32,849,065	$ 10,443,199	$ 43,610,760
PEO Name	Mr. Heppelmann
Neil Barua [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,399,903
PEO Actually Paid Compensation Amount	$ 20,100,143
PEO Name	Mr. Barua
Non-PEO Name		Neil Barua
Kristian Talvite [Member]
Pay vs Performance Disclosure
Non-PEO Name	Kristian Talvitie	Kristian Talvitie	Kristian Talvitie	Kristian Talvitie
Michael DiTullio [Member]
Pay vs Performance Disclosure
Non-PEO Name	Michael DiTullio	Michael DiTullio	Michael DiTullio	Michael DiTullio
Catherine Kniker [Member]
Pay vs Performance Disclosure
Non-PEO Name	Catherine Kniker		Catherine Kniker
Aaron Von Staats [Member]
Pay vs Performance Disclosure
Non-PEO Name	Aaron von Staats	Aaron von Staats	Aaron von Staats	Aaron von Staats
Troy Richardson [Member]
Pay vs Performance Disclosure
Non-PEO Name			Troy Richardson	Troy Richardson
Kathleen Mitford [Member]
Pay vs Performance Disclosure
Non-PEO Name				Kathleen Mitford
PEO | Heppelmann [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,976,693)	$ (13,036,021)	$ (10,350,834)	$ (11,127,621)
PEO | Heppelmann [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	13,133,317	10,347,649	14,917,434
PEO | Heppelmann [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,348,375	(2,517,223)	25,326,040
PEO | Heppelmann [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,368,540
PEO | Heppelmann [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,949,763	7,786,223	76,493	1,446,533
PEO | Neil Barua [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,968,399)
PEO | Neil Barua [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,988,992
PEO | Neil Barua [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,083,637
PEO | Neil Barua [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,009
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,761,836)	(6,724,363)	(2,803,755)	(3,486,115)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,109,749	6,153,271	2,935,187	3,921,434
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,138,447	936,590	228,247	1,478,895
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		796,247
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 342,825	$ 862,031	$ (9,017)	359,468
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (406,668)